INTANGIBLE ASSETS - Impairment Calculation Assumptions for Goodwill (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) oz	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of information for cash-generating units [line items]
Goodwill	$ 105	$ 119	$ 126
Cash-generating units
Disclosure of information for cash-generating units [line items]
Goodwill	105	119	126
Sunrise Dam
Disclosure of information for cash-generating units [line items]
Carrying Value	230
Value in use	293	389	538
Amount by which unit's recoverable amount exceeds its carrying amount	63
Goodwill	$ 105	$ 111	$ 118
Gold price used to determine CGU carrying amount | oz	1,731
Real pre-tax discount rates applied in impairment calculations on CGUs for which the carrying amount of goodwill is significant (in percent)	4.60%	2.40%	5.40%
Sunrise Dam | Actuarial assumption of discount rates
Disclosure of information for cash-generating units [line items]
Real pre-tax discount rates applied in impairment calculations on CGUs for which the carrying amount of goodwill is significant (in percent)	13.90%
Sunrise Dam | Long-term real gold price
Disclosure of information for cash-generating units [line items]
Decrease of the long-term real gold price that would cause the recoverable amount of CGU to equal the carrying amount (in percent)	4.50%
Serra Grande
Disclosure of information for cash-generating units [line items]
Goodwill	$ 0	$ 8	$ 8